SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT	NOTE 12: SUBSEQUENT EVENTS On October 8, 2013, CNH Capital LLC completed an offering of $500,000 in aggregate principal amount of its 3.250% unsecured notes due 2017, issued at par.	NOTE 17: SUBSEQUENT EVENT On February 21, 2013, the Company, through a bankruptcy-remote trust, issued $1,252,282 of amortizing asset-backed notes secured by U.S. retail loan contracts.